Shareholder Report, Line Graph (Details) 195385_Matson Money U.S. Equity VI Portfolio_Class L_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Matson Money U.S. Equity VI Portfolio
Accumulated Value	$ 23,737	$ 21,991	$ 18,341	$ 16,653	$ 17,837	$ 11,946	$ 11,949	$ 13,562	$ 11,342	$ 10,000	$ 29,442
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000® Total Return Index
Accumulated Value	33,220	28,677	22,734	19,810	22,845	17,171	14,139	13,956	11,606	10,000	$ 39,898
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Composite Index
Accumulated Value	24,745	22,515	18,490	17,131	19,329	13,470	12,777	13,635	11,417	10,000	$ 31,353
Russell 2500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2500® Total Return Index
Accumulated Value	$ 23,495	$ 21,351	$ 18,191	$ 17,058	$ 20,198	$ 13,847	$ 12,966	$ 13,964	$ 11,322	$ 10,000	$ 29,496